Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2023
Revenue and Other Income
Schedule of disaggregation of revenue and other income

	Year Ended	Year Ended	Year Ended
	June 30,2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
(a) Revenue from contracts with customers
Sale of hardware – external parties	167,965	69,243	32,299
Sale of hardware – related parties	7,203	11,589	21,263
Sale of service and maintenance – external parties	9,267	4,979	2,590
Software Revenue	109	10	5
Total revenue	184,544	85,821	56,157

(b) Other income
Interest received	147	7	12
Government grants	—	18	1,757
Other income	18	36	171
Total other income	165	61	1,940